Trade and other payables (Details) - CAD ($)	Feb. 28, 2025	Aug. 31, 2024
Trade and other payables.
Trade payables	$ 893,191	$ 3,883,020
Salaries and vacation payable	206,605	614,488
Trade and other payables	$ 1,099,796	$ 4,497,508